Financial Instruments (Tables)	6 Months Ended
May 31, 2023
Financial Instruments
Schedule of fair value of assets and liabilities
	May 31, 2023		November 30, 2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,783,882	1,800,000	1,753,406
Promissory notes payable(i)	359,454	359,454	360,514	360,514

Schedule of receivables
	May 31,	November 30,
	2023	2022
	$	$
Accounts receivable	333,582	602
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	333,582	602

Not past due	333,582	602
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	333,582	602

Schedule of contractual maturities of the undiscounted cash flows of financial liabilities
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$

Accounts payable	3,672,776	-	-	-	-	3,672,776
Accrued liabilities	3,284,320	-	-	-	-	3,284,320
Employee costs payable	3,491,952	-	-	-	-	3,491,952
Operating lease liabiity	45,891	45,891	-	-	-	91,782
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	359,454	-	-	-	-	359,454
Total contractual obligations	12,654,393	45,891	-	-	-	12,700,284